Schedule of measured on a recurring basis (Details) - USD ($)	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Defined Benefit Plan Disclosure [Line Items]
Incentive compensation plan payable revaluation of equity	$ 842,000	$ 479,500	$ 0
Derivative liability - conversion features pursuant to convertible notes payable		7,587	444,466
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Incentive compensation plan payable revaluation of equity		0	0
Derivative liability - conversion features pursuant to convertible notes payable		0	0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Incentive compensation plan payable revaluation of equity		0	0
Derivative liability - conversion features pursuant to convertible notes payable		0	0
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Incentive compensation plan payable revaluation of equity	842,000	479,500	0
Derivative liability - conversion features pursuant to convertible notes payable		$ 7,587	$ 444,466